Acquisitions And Other Business Arrangements (Narrative) (Details)	12 Months Ended			2 Months Ended						0 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 25, 2010 USD ($)	Feb. 25, 2010 Fortune Tobacco Corporation [Member] USD ($)	Feb. 25, 2010 Fortune Tobacco Corporation [Member] Agreed Upon Value to Sell Between February 2015 And February 2018 [Member] USD ($)	Jun. 30, 2010 Alliance One Brasil Exportadora De Tabacos Ltda. And Universal Leaf Tabacos Ltda. Agreements [Member] USD ($)	Sep. 30, 2009 Swedish Match South Africa Ltd [Member] USD ($)	Sep. 30, 2009 Swedish Match South Africa Ltd [Member] ZAR	Feb. 28, 2009 Petteroes Tobacco Business [Member] USD ($)	Jun. 30, 2010 Brazil [Member] USD ($)	Jun. 30, 2010 Brazil [Member] Alliance One Brasil Exportadora De Tabacos Ltda. [Member]	Jun. 30, 2010 Brazil [Member] Universal Leaf Tabacos Ltda. [Member]	Jun. 30, 2011 Jordan [Member] USD ($)	Jan. 31, 2011 Australia And New Zealand [Member] USD ($)
Business Acquisition [Line Items]
Increase in additional paid-in capital				$ 477,000,000
Fair value of the assets and liabilities				1,170,000,000
Purchase price allocated to goodwill				842,000,000		18,000,000
Purchase price allocated to inventories				486,000,000		33,000,000
Purchase price allocated to property, plant and equipment				289,000,000		16,000,000
Purchase price allocated to other non-current assets						11,000,000
Purchase price allocated to brands				240,000,000		34,000,000
Purchase price allocated to other current liabilities						29,000,000
Purchase price allocated to long-term debt, including current portion				495,000,000
Purchase price allocated to current portion of long-term debt				77,000,000
Purchase price allocated to deferred taxes, net				138,000,000
Purchase price allocated to current deferred tax assets				18,000,000
Redeemable noncontrolling interest	1,212,000,000	1,188,000,000	1,170,000,000		1,170,000,000
Percent of PMFTC's comprehensive income or loss attributable to the redeemable noncontrolling interest	50.00%
Percentage of PMI's global leaf requirement										10.00%
Number of contracts with tobacco farmers										17,000
Number of contracts with tobacco farmers, per supplier											9,000	8,000
Minimum number of employees										200
Acquisition of business							$ 256,000,000	1,930,000,000	$ 209,000,000	$ 83,000,000			$ 42,000,000	$ 20,000,000